Wahed FTSE USA Shariah ETF
Schedule of Investments
August 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 98.8%
Administrative and Support Services — 0.3%
Baker Hughes Co.	15,731	$569,305
Robert Half International, Inc.	1,622	119,963
Rollins, Inc.	3,495	138,297
		827,565
Air Transportation — 0.1%
Delta Air Lines, Inc.	2,499	107,157
United Airlines Holdings, Inc. (a)	1,270	63,259
		170,416
Ambulatory Health Care Services — 0.2%
Fortrea Holdings, Inc. (a)	1,342	36,972
Laboratory Corp. of America Holdings	1,342	279,270
Quest Diagnostics, Inc.	1,742	229,073
		545,315
Apparel Manufacturing — 0.2%
Lululemon Athletica, Inc. (a)	1,747	666,061

Beverage and Tobacco Product Manufacturing — 1.6%
Keurig Dr. Pepper, Inc.	14,838	499,299
Monster Beverage Corp. (a)	11,741	674,051
The Coca-Cola Co.	60,808	3,638,143
		4,811,493
Broadcasting (except Internet) — 0.1%
Liberty Broadband Corp. - Class A (a)	227	21,256
Liberty Broadband Corp. - Class C (a)	1,822	170,466
		191,722
Building Material and Garden Equipment and Supplies Dealers — 0.1%
Snap-on, Inc.	788	211,657

Chemical Manufacturing — 12.3%
Abbott Laboratories	27,105	2,789,105
Air Products & Chemicals, Inc.	3,455	1,020,918
Albemarle Corp.	1,840	365,626
Biogen, Inc. (a)	2,256	603,164
BioMarin Pharmaceutical, Inc. (a)	2,934	268,109
Bio-Techne Corp.	2,377	186,357
Bristol-Myers Squibb Co.	32,664	2,013,736
CF Industries Holdings, Inc.	3,012	232,135
Church & Dwight Co., Inc.	3,818	369,468
Dow, Inc.	11,220	612,163
DuPont de Nemours, Inc.	7,296	560,989
Eli Lilly & Co.	13,425	7,440,135
FMC Corp.	1,936	166,941
Gilead Sciences, Inc.	19,690	1,505,891
International Flavors & Fragrances, Inc.	4,010	282,505
Linde PLC (b)	7,719	2,987,562
Merck & Co., Inc.	40,092	4,369,226
Pfizer, Inc.	88,074	3,116,058
PPG Industries, Inc.	3,638	515,723
Regeneron Pharmaceuticals, Inc. (a)	1,605	1,326,516
The Estee Lauder Cos., Inc.	3,537	567,795
The Mosaic Co.	5,183	201,360
The Procter & Gamble Co.	36,860	5,688,972
West Pharmaceutical Services, Inc.	1,142	464,680
Westlake Chemical Corp.	487	63,787
		37,718,921
Clothing and Clothing Accessories Stores — 0.8%
Ross Stores, Inc.	5,282	643,400
The TJX Cos., Inc.	18,244	1,687,205
		2,330,605
Computer and Electronic Product Manufacturing — 32.5% (c)
Advanced Micro Devices, Inc. (a)	25,967	2,745,231
Agilent Technologies, Inc.	4,636	561,281
Alphabet, Inc. - Class A (a)	94,071	12,809,648
Alphabet, Inc. - Class C (a)	82,424	11,320,936
Analog Devices, Inc.	7,981	1,450,786
Apple, Inc.	235,411	44,226,665
Bio-Rad Laboratories, Inc. - Class A (a)	326	130,465
Cisco Systems, Inc.	64,641	3,707,161
Danaher Corp.	10,346	2,741,690
Fortive Corp.	5,547	437,381
GE Healthcare Technologies, Inc.	6,126	431,577
GlobalFoundries, Inc. (a)(b)	1,230	67,958
Hologic, Inc. (a)	3,796	283,713
HP, Inc.	13,646	405,423
Illumina, Inc. (a)	2,489	411,233
Intel Corp.	65,453	2,300,018
Juniper Networks, Inc.	4,999	145,571
Lam Research Corp.	2,104	1,477,850
Marvell Technology, Inc.	13,544	788,938
Masimo Corp. (a)	734	83,882
Medtronic PLC (b)	20,736	1,689,984
Micron Technology, Inc.	17,515	1,224,999
NetApp, Inc.	3,314	254,184
NXP Semiconductors NV (b)	4,041	831,315
ON Semiconductor Corp. (a)	6,872	676,617
Qorvo, Inc. (a)	1,552	166,669
QUALCOMM, Inc.	17,617	2,017,675
Revvity, Inc.	1,943	227,389
Roper Technologies, Inc.	1,638	817,460
Teradyne, Inc.	2,406	259,535
Thermo Fisher Scientific, Inc.	6,024	3,355,970
Trane Technologies PLC (b)	3,539	726,415
Trimble, Inc. (a)	3,859	211,435
Western Digital Corp. (a)	5,102	229,590
Zebra Technologies Corp. - Class A (a)	773	212,583
		99,429,227
Construction of Buildings — 0.4%
DR Horton, Inc.	4,845	576,652
Lennar Corp. - Class A	3,872	461,116
Lennar Corp. - Class B	188	20,052
PulteGroup, Inc.	3,480	285,569
		1,343,389
Couriers and Messengers — 0.9%
FedEx Corp.	3,692	963,686
United Parcel Service, Inc. - Class B	11,431	1,936,411
		2,900,097
Data Processing, Hosting and Related Services — 0.9%
Automatic Data Processing, Inc.	6,505	1,656,238
Fiserv, Inc. (a)	9,708	1,178,454
		2,834,692
Electrical Equipment, Appliance and Component Manufacturing — 0.2%
Generac Holdings, Inc. (a)	956	113,582
Rockwell Automation, Inc.	1,805	563,304
		676,886
Fabricated Metal Product Manufacturing — 0.6%
Emerson Electric Co.	8,976	881,892
Nucor Corp.	3,956	680,828
Stanley Black & Decker, Inc.	2,406	227,078
		1,789,798
Food Manufacturing — 0.9%
Archer-Daniels-Midland Co.	8,468	671,512
Bunge Ltd. (b)	2,305	263,508
Mondelez International, Inc. - Class A	21,304	1,518,123
The JM Smucker Co.	1,591	230,615
		2,683,758
Food Services and Drinking Places — 0.2%
Cintas Corp.	1,342	676,596

Funds, Trusts and Other Financial Vehicles — 0.1%
Garmin Ltd. (b)	2,402	254,660

General Merchandise Stores — 0.2%
Burlington Stores, Inc. (a)	1,007	163,396
Dollar Tree, Inc. (a)	3,308	404,767
		568,163
Health and Personal Care Stores — 0.2%
Ulta Beauty, Inc. (a)	771	319,988
Walgreens Boots Alliance, Inc.	11,223	284,054
		604,042
Leather and Allied Product Manufacturing — 0.6%
NIKE, Inc. - Class B	18,473	1,878,889

Machinery Manufacturing — 1.9%
Applied Materials, Inc.	13,374	2,043,012
Carrier Global Corp.	13,085	751,733
Cummins, Inc.	2,218	510,229
Dover Corp.	2,164	320,921
IDEX Corp.	1,189	269,190
Ingersoll Rand, Inc.	6,379	444,042
KLA Corp.	2,146	1,077,013
Phinia, Inc. (a)	719	19,988
Xylem, Inc.	3,722	385,376
		5,821,504
Management of Companies and Enterprises — 0.1%
LyondellBasell Industries NV - Class A (b)	4,070	401,994

Merchant Wholesalers Durable Goods — 1.2%
Copart, Inc. (a)	13,459	603,367
Fastenal Co.	8,876	511,080
Flex Ltd. (a)(b)	7,147	197,186
Genuine Parts Co.	2,192	336,976
Henry Schein, Inc. (a)	1,997	152,850
Johnson Controls International PLC (b)	10,839	640,151
LKQ Corp.	4,191	220,153
TE Connectivity Ltd. (b)	4,949	655,198
WW Grainger, Inc.	689	492,042
		3,809,003
Merchant Wholesalers Nondurable Goods — 0.5%
Cardinal Health, Inc.	3,995	348,883
Cencora, Inc.	2,542	447,341
McKesson Corp.	2,119	873,706
		1,669,930
Mining (except Oil and Gas) — 0.5%
Martin Marietta Materials, Inc.	962	429,446
Newmont Corp.	12,294	484,629
Southern Copper Corp.	1,321	106,552
Vulcan Materials Co.	2,084	454,833
		1,475,460
Miscellaneous Manufacturing — 4.7%
3M Co.	8,617	919,175
Align Technology, Inc. (a)	1,206	446,389
Becton Dickinson and Co.	4,397	1,228,742
Boston Scientific Corp. (a)	22,633	1,220,824
DENTSPLY SIRONA, Inc.	3,241	120,209
Edwards Lifesciences Corp. (a)	9,351	715,071
Johnson & Johnson	40,834	6,602,041
ResMed, Inc.	2,293	365,940
STERIS PLC (b)	1,552	356,324
Stryker Corp.	5,570	1,579,374
Teleflex, Inc.	712	151,471
The Cooper Cos., Inc.	736	272,313
Zimmer Biomet Holdings, Inc.	3,274	389,999
		14,367,872
Miscellaneous Store Retailers — 0.1%
Tractor Supply Co.	1,738	379,753

Motion Picture and Sound Recording Industries — 0.1%
Take-Two Interactive Software, Inc. (a)	2,582	367,160

Motor Vehicle and Parts Dealers — 0.0% (d)
Advance Auto Parts, Inc.	930	64,003

Nonmetallic Mineral Product Manufacturing — 0.1%
Corning, Inc.	11,472	376,511

Nonstore Retailers — 0.1%
eBay, Inc.	8,466	379,107

Oil and Gas Extraction — 1.5%
Coterra Energy, Inc.	11,780	332,078
Devon Energy Corp.	10,023	512,075
EOG Resources, Inc.	9,117	1,172,629
Marathon Oil Corp.	9,716	256,017
Occidental Petroleum Corp.	10,953	687,739
Phillips 66	7,215	823,664
Pioneer Natural Resources Co.	3,593	854,882
		4,639,084
Other Information Services — 3.3%
Meta Platforms, Inc. - Class A (a)	34,232	10,128,906

Paper Manufacturing — 0.2%
International Paper Co.	5,449	190,279
Packaging Corp. of America	1,367	203,820
Westrock Co.	3,982	130,251
		524,350
Petroleum and Coal Products Manufacturing — 4.6%
Exxon Mobil Corp.	64,125	7,130,059
Chevron Corp.	27,239	4,388,203
Hess Corp.	4,356	673,002
Marathon Petroleum Corp.	6,959	993,536
Valero Energy Corp.	5,664	735,754
		13,920,554
Primary Metal Manufacturing — 0.1%
Steel Dynamics, Inc.	2,603	277,454

Professional, Scientific and Technical Services — 2.2%
Amdocs Ltd. (b)	1,847	164,752
Eaton Corp. PLC (b)	6,358	1,464,692
Exact Sciences Corp. (a)	2,764	231,264
F5, Inc. (a)	927	151,713
Gartner, Inc. (a)	1,192	416,819
Global Payments, Inc.	4,155	526,397
Horizon Therapeutics PLC (a)(b)	3,517	396,507
ICON PLC (a)(b)	1,257	326,745
Omnicom Group, Inc.	3,105	251,536
Palo Alto Networks, Inc. (a)	4,693	1,141,807
Paychex, Inc.	5,010	612,372
Paycom Software, Inc.	788	232,334
The Interpublic Group of Cos., Inc.	6,121	199,606
VMware, Inc. - Class A (a)	3,413	576,046
		6,692,590
Publishing Industries (except Internet) — 16.7%
Adobe, Inc. (a)	7,013	3,922,651
Akamai Technologies, Inc. (a)	2,408	253,057
ANSYS, Inc. (a)	1,350	430,475
Autodesk, Inc. (a)	3,463	768,578
Cadence Design Systems, Inc. (a)	4,268	1,026,198
Ceridian HCM Holding, Inc. (a)	2,342	169,842
Electronic Arts, Inc.	4,305	516,514
Microsoft Corp.	117,735	38,588,824
News Corp. - Class A	5,989	128,704
News Corp. - Class B	1,816	39,952
Okta, Inc. (a)	2,383	199,004
PTC, Inc. (a)	1,720	253,132
salesforce.com, Inc. (a)	14,892	3,297,982
Synopsys, Inc. (a)	2,394	1,098,583
Tyler Technologies, Inc. (a)	646	257,386
Yandex NV - Class A (a)(b)(e)(f)	3,809	–
ZoomInfo Technologies, Inc. (a)	4,647	83,739
		51,034,621
Specialty Trade Contractors — 0.2%
Quanta Services, Inc.	2,227	467,380

Support Activities for Agriculture and Forestry — 0.2%
Corteva, Inc.	11,398	575,713

Support Activities for Mining — 1.5%
ConocoPhillips	18,960	2,256,809
Diamondback Energy, Inc.	2,784	422,556
Halliburton Co.	14,152	546,550
Schlumberger Ltd. (b)	22,366	1,318,699
		4,544,614
Support Activities for Transportation — 0.1%
JB Hunt Transport Services, Inc.	1,281	240,674

Textile Product Mills — 0.0% (d)
Mohawk Industries, Inc. (a)	797	80,808

Transit and Ground Passenger Transportation — 0.5%
Uber Technologies, Inc. (a)	30,577	1,444,152

Transportation Equipment Manufacturing — 4.2%
Aptiv PLC (a)(b)	4,272	433,394
Autoliv, Inc.	1,330	129,808
BorgWarner, Inc.	3,668	149,471
Gentex Corp.	3,713	121,267
Lear Corp.	917	132,131
PACCAR, Inc.	8,064	663,587
Tesla, Inc. (a)	42,790	11,043,243
Westinghouse Air Brake Technologies Corp.	2,761	310,668
		12,983,569
Truck Transportation — 0.2%
Old Dominion Freight Line, Inc.	1,539	657,722

Utilities — 0.6%
Avangrid, Inc.	1,084	37,398
Constellation Energy Corp.	5,163	537,778
First Solar, Inc. (a)	1,713	323,963
NRG Energy, Inc.	3,604	135,330
Sempra Energy	9,854	691,948
		1,726,417
TOTAL COMMON STOCKS (Cost $244,441,054)		302,164,857

Real Estate Investment Trusts (REITs) — 0.8%
Real Estate — 0.7%
Alexandria Real Estate Equities, Inc.	2,770	322,262
Prologis, Inc.	14,348	1,782,022
Regency Centers Corp.	2,655	165,141
		2,269,425
Wood Product Manufacturing — 0.1%
Weyerhaeuser Co.	11,439	374,627
TOTAL REITS (Cost $2,592,251)		2,644,052

TOTAL INVESTMENTS (Cost $247,033,305) — 99.6%		304,808,909
Other assets and liabilities, net — 0.4%		1,143,511
NET ASSETS — 100.0%		$305,952,420

Percentages are stated as a percent of net assets.
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Amount is less than 0.05%.
(e)	Value determined based on estimated fair value. The value of this security totals $0, which represents 0.00% of total net assets. Classified as Level 3 in the fair value hierarchy.
(f)	Security has been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$302,164,857	$-	$-	$302,164,857
Real Estate Investment Trusts (REITs)*	2,644,052	-	-	2,644,052
Total Investments - Assets	$304,808,909	$-	$-	$304,808,909

* See the Schedule of Investments for industry classifications.
^ The Fund held a Level 3 security at the end of the period valued at $-. The security classified as Level 3 is deemed immaterial.